Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
REVENUE	$ 13,688,400	$ 11,698,830
COST OF REVENUE	(9,652,453)	(8,325,148)
GROSS PROFIT	4,035,947	3,373,682
OPERATING EXPENSES
Selling expenses	(83,970)	(52,666)
General and administrative expenses	(998,943)	(679,635)
Research and development expenses	(164,675)	(106,998)
Total operating expenses	(1,247,588)	(839,299)
INCOME FROM OPERATIONS	2,788,359	2,534,383
OTHER INCOME (EXPENSES)
Interest income	589	294
Interest expense	(277,764)	(197,168)
Unrealized foreign transaction exchange loss	(16,994)	(65,691)
Government subsidies	542,256	446,910
Income from short-term investments	12,419
Other income	43,532	41,548
Total other income, net	304,038	225,893
INCOME BEFORE INCOME TAX PROVISION	3,092,397	2,760,276
INCOME TAX PROVISION	(562,737)	(465,077)
NET INCOME	2,529,660	2,295,199
Less: net loss attributable to non-controlling interest	(19,018)	(16,200)
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	2,548,678	2,311,399
OTHER COMPREHENSIVE INCOME
Total foreign currency translation adjustment	485,503	406,143
TOTAL COMPREHENSIVE INCOME	3,015,163	2,701,342
Less: comprehensive loss attributable to non-controlling interest	(21,314)	(13,580)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 3,036,477	$ 2,714,922
EARNINGS PER SHARE
Basic	$ 0.31	$ 0.40
Diluted	$ 0.30	$ 0.40
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	8,350,381	5,800,000
Diluted	8,386,306	5,800,000